Schedule of information of warrants outstanding (Details)	6 Months Ended
Dec. 31, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	78,462
Exercise Price | $ / shares	$ 44.03
Weighted Averages Remaining Contractual Life	6 months 29 days
March Three One Two Zero Two Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	38,462
Exercise Price | $ / shares	$ 32.50
Weighted Averages Remaining Contractual Life	3 months
April One Two Zero Two Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	19,231
Exercise Price | $ / shares	$ 13.00
Weighted Averages Remaining Contractual Life	3 months
November One Nine Two Zero Two Six [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	14,154
Exercise Price | $ / shares	$ 121.88
Weighted Averages Remaining Contractual Life	10 months 20 days
September Two One Two Zero Two Eight [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding | shares	6,615
Exercise Price | $ / shares	$ 34.71
Weighted Averages Remaining Contractual Life	2 years 8 months 23 days